Compensation program based on shares (Tables)	12 Months Ended
Dec. 31, 2017
PSO
Compensation program based on shares
Summary of options exercised during the period
Programs
Program	Award date	Vesting period	Options granted

2017	01/02/2017	01/02/2022	261,434

Stock Options
Compensation program based on shares
Summary of assumptions and calculation of fair value of options granted

					Fair value assumptions
Grant					Expectations		Free
Program	Grant- date	Number of options	Exercise price	Fair value of options	Dividends	Volatility	interest rate risk		Term maturity

2014	01/01/2014	349,091	23.03	10.59	—	36.27%	12.26	% p.a.	3 years
2015	01/01/2015	338,749	23.73	13.99	—	33.03%	12.43	% p.a.	3 years
2016	01/01/2016	204,292	48.36	26.52	—	31.69%	15.63	% p.a.	3 years

Summary of changes in options outstanding during the period

	2017		2016
	Average exercise price per share option	Options	Average exercise price per share option	Options

At the beginning of the year	30.64	892,132	28.24	687,840
Granted			52.69	204,292
Exercised	23.10	(141,110)
Canceled	23.73	(16,830)

At the end of the year	30.09	734,192	30.64	892,132